Income taxes - Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Amount
Tax calculated at the statutory tax rate:	$ (16,924)
Research and development expenses additional deduction	(2,954)
Effect of preferential tax rate	2,720
Prior year return-to-provision true up	405
Income tax benefit (expense)	$ 1,244	$ 210	[1]	$ (525)	[1]
Percent
Tax calculated at the statutory tax rate:	25.00%	25.00%		25.00%
Non-deductible expenses and non-taxable income		(1.00%)		(4.00%)
Research and development expenses additional deduction	4.00%	5.00%		6.00%
Effect of preferential tax rate	(0.04)
Change in valuation allowance		(14.00%)		(5.00%)
Prior year return-to-provision true up	(0.01)
Effect of different tax jurisdiction	1.00%	(4.00%)		(2.00%)
Actual income tax expense	(2.00%)	0.00%		0.00%
United Kingdom
Amount
Non-deductible expenses and non-taxable income	$ 296
Change in valuation allowance	2,979
Tax rate differential	$ 1,038
Percent
Non-deductible expenses and non-taxable income	0.00%
Change in valuation allowance	(4.00%)
Effect of different tax jurisdiction	(2.00%)
Cayman Islands
Amount
Tax rate differential	$ 3,425
Percent
Effect of different tax jurisdiction	(5.00%)
Singapore
Amount
Non-deductible expenses and non-taxable income	$ (669)
Change in valuation allowance	1,881
Tax rate differential	$ 875
Percent
Non-deductible expenses and non-taxable income	1.00%
Change in valuation allowance	(3.00%)
Effect of different tax jurisdiction	(1.00%)
Hong Kong
Amount
Non-deductible expenses and non-taxable income	$ 408
Change in valuation allowance	877
Tax rate differential	$ 614
Percent
Non-deductible expenses and non-taxable income	(1.00%)
Change in valuation allowance	(1.00%)
Effect of different tax jurisdiction	(1.00%)
Others
Amount
Tax rate differential	$ (572)
United States
Amount
Non-deductible expenses and non-taxable income	1,333
Change in valuation allowance	$ 5,512
Percent
Non-deductible expenses and non-taxable income	(2.00%)
Change in valuation allowance	(8.00%)

[1]	Restated (refer to Note 2(c))